Financial Instruments - Summary of Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	$ 5,974
Financial assets not measured at fair value(Amortised cost)	367,684
Liabilities carried at amortized cost (Other financial liabilities)	123,160	$ 130,446
Assets (Available for sale)		23,171
Assets carried at amortized cost (Loans and receivables)		448,396
Carrying amounts [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	707	652
Carrying amounts [Member] | Trade and Other Payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	110,970	117,826
Carrying amounts [Member] | Employee related payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	5,932	6,180
Carrying amounts [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	5,551	5,788
Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	5,974	23,171
Financial assets not measured at fair value(Amortised cost)	367,684
Liabilities carried at amortized cost (Other financial liabilities)	123,160	130,446
Assets (Available for sale)		23,171
Assets carried at amortized cost (Loans and receivables)		448,396
Fair value [Member] | Secured bank loans [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	707	652
Fair value [Member] | Trade and Other Payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	110,970	117,826
Fair value [Member] | Employee related payables [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	5,932	6,180
Fair value [Member] | Refund due to customers [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Liabilities carried at amortized cost (Other financial liabilities)	5,551	5,788
Other Investments- Equity Securities [Member] | Carrying amounts [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	5,563
Other Investments- Equity Securities [Member] | Fair value [Member] | FVOCI [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	5,563
Right to Receive Equity Stake in Travel Entity [Member] | Carrying amounts [Member] | Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	411
Right to Receive Equity Stake in Travel Entity [Member] | Fair value [Member] | Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets, at fair value	411
Trade and Other Receivable [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	55,462
Assets carried at amortized cost (Loans and receivables)		58,315
Trade and Other Receivable [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	55,462
Assets carried at amortized cost (Loans and receivables)		58,315
Term deposits [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	134,133
Assets carried at amortized cost (Loans and receivables)		202,335
Term deposits [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	134,133
Assets carried at amortized cost (Loans and receivables)		202,335
Cash and cash equivalents [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	177,990
Assets carried at amortized cost (Loans and receivables)		187,647
Cash and cash equivalents [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	177,990
Assets carried at amortized cost (Loans and receivables)		187,647
Other investments - other securities [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	99
Other investments - other securities [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Financial assets not measured at fair value(Amortised cost)	$ 99
Available for Sale Other Investments [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets (Available for sale)		6,071
Available for Sale Other Investments [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets (Available for sale)		6,071
Receivable from Related Party [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets (Available for sale)		17,100
Receivable from Related Party [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets (Available for sale)		17,100
Held-To-Maturity Other Investments [Member] | Carrying amounts [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets carried at amortized cost (Loans and receivables)		99
Held-To-Maturity Other Investments [Member] | Fair value [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Assets carried at amortized cost (Loans and receivables)		$ 99